CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended					9 Months Ended
	Mar. 21, 2025	May 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Aug. 11, 2025	Dec. 31, 2024	Nov. 25, 2024	Dec. 31, 2023	Sep. 15, 2021	Apr. 30, 2020
ConvertibleNotePayableLineItems [Line Items]
Face amount	$ 8,650,000		$ 8,650,000					$ 8,650,000
Initial purchase price	8,000,000
Original issue discount amount	640,000		$ 640,000					$ 640,000
Debt Instrument, Interest Rate, Stated Percentage			6.99%					6.99%			6.99%
Common Stock, Par or Stated Value Per Share			$ 0.0002					$ 0.0002			$ 0.0002	$ 0.0002	$ 0.0002	$ 0.00005	$ 0.0001
Fair value	812,500
Gross proceeds from issuance of debt	480,000		$ 480,000					$ 480,000
Issuance of common stock, net			3,696	$ 23,608	$ 420,752		$ 774,358
Debt conversion original debt amount			$ 4,125,000
Debt conversion original debt amount, shares			1,207,355
Interest expense debt			$ 405,333			$ 0		597,333	$ 0
Interest expense			$ 165,823					$ 0
Streeterville Capital LLC [Member]
ConvertibleNotePayableLineItems [Line Items]
Debt instrument carrying amount	$ 40,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0002
Transaction expenses	$ 10,000
Number of shares issued	62,500
Number of shares issued, shares		2,937,500
Issuance of common stock, net		$ 588
Streeterville Capital LLC [Member] | Securities Purchase Agreement [Member]
ConvertibleNotePayableLineItems [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Streeterville Capital LLC [Member] | Convertible Promissory Note [Member]
ConvertibleNotePayableLineItems [Line Items]
Face amount	$ 4,330,000
Initial purchase price	4,000,000
Original issue discount amount	320,000
Streeterville Capital LLC [Member] | Second Convertible Promissory Note [Member]
ConvertibleNotePayableLineItems [Line Items]
Face amount										$ 4,320,000
Initial purchase price	4,000,000
Original issue discount amount	$ 320,000